Short and Long-Term Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Components of Indebtedness

Total indebtedness is as follows (in millions):

	September 30, 2013	December 31, 2012
Senior Secured Credit Facilities
Term loan credit facility—USD—$350 million	$345	$347
Term loan credit facility—EUR—€120 million	160	157
Second-Priority senior secured 9.75% notes due 2020, $400 million	400	400
Senior PIK Toggle 9.125% Notes due 2017, $250 million	—	248
Capital and financing lease obligations	7	9

Total	912	1,161
Less current maturities	(6)	(6)

Total long-term debt	$906	$1,155

Total indebtedness is as follows:

	Successor	Predecessor
	December 31,	December 31,
	2012	2011
Senior Secured Credit Facilities
Term loan Credit Facility—USD—$350 million	$347	$—
Term loan Credit Facility—EUR—€120 million	157	—
Second-Priority Senior Secured 9.75% Notes due 2020, $ 400 million	400	—
Senior PIK Toggle 9.125% Notes due 2017, $ 250 million	248	—
Capital and financing lease obligations	9	8
Related Party debt-subordinated capitalization bonds	—	373
Term facility—€ loan	—	413
Term facility—$ loan	—	337

Total	1,161	1,131
Less current maturities	6	29

Total Long-term debt	$1,155	$1,102

Aggregate Maturities of Debt for Long-term Borrowings	Aggregate maturities of debt for long-term borrowings are as follows:

2014	$6
2015	$6
2016	$7
2017	$257
Thereafter	$879

Total aggregate maturities of debt	$1,155

Summary of Total Capacity and Available Capacity Under Borrowing Arrangements

As of September 30, 2013, the total capacity and available capacity under the Company’s borrowing arrangements were as follows (in millions):

	Interest Rate		Expiration Date	Total Capacity	Available Capacity
Credit Facilities
Revolving credit facility—USD—$200 million	(1	)(2)	February 15, 2017	$200	$197
Term loan credit facility—USD—$350 million	(1	)(3)	February 15, 2019	345	—
Term loan credit facility—EUR—€ 120 million	(1	)(4)	February 15, 2019	160	—
Second-Priority senior secured notes	9.75%		March 31, 2020	400	—

				$1,105	$197

(1)	Alternate base rate is 1.00%.
(2)	The applicable rate is determined by the First Lien Leverage Ratio. The table below summarizes the applicable rate for the revolving credit facility:

Revolving Credit Facility First Lien Leverage Ratio	ABR Spread for Revolving Loans	Eurocurrency Spread for Revolving Loans
Greater than or equal to 1.50 to 1.00	2.25%	3.25%
Less than 1.50 to 1.00 and greater than or equal to 1.00 to 1.00	2.00%	3.00%
Less than 1.00 to 1.00	1.75%	2.75%

(3)	The applicable rate for the Dollar term loan is 3.25% per annum.
(4)	The applicable rate for the Euro term loan is 3.50% per annum.

As of December 31, 2012, the total capacity and available capacity under the Company’s borrowing arrangements were as follows:

	Interest Rate		Expiration Date	Total Capacity	Available Capacity
Senior Secured Credit Facilities
Revolving Credit Facility—USD—$200 million	(1	)(2)	February 15, 2017	$194	$191
Term loan Credit Facility—USD—$350 million	(1	)(3)	February 15, 2019	347	—
Term loan Credit Facility—EUR—€120 million	(1	)(4)	February 15, 2019	157	—
Second-Priority Senior Secured Notes	9.75%		March 31, 2020	400	—
Senior PIK Toggle Notes	9.125%		December 15, 2017	248	—

				$1,346	$191

(1)	Alternate base rate is 1.25%.
(2)	The applicable rate is determined by the First Lien Leverage Ratio. Below is table summarizing the applicable rate for the Revolving credit facility:

Revolving Credit Facility Leverage Ratio	ABR Spread for Revolving Loans	Eurocurrency Spread for Revolving Loans
Category 1:
Greater than or equal to 1.50 to 1.00	3.00%	4.00%
Category 2:
Less than 1.50 to 1.00 and greater than or equal to 1.00 to 1.00	2.75%	3.75%
Category 3:
Less than 1.00 to 1.00	2.50%	3.50%

(3)	The applicable rate for the Dollar term loan is 4.00% per annum.
(4)	The applicable rate for the Euro term loan is 4.25% per annum.

Interest Rates and Maturities on Rabobank Senior Facility Agreements

Interest rates and maturities on Rabobank Senior facility agreements were as follows:

	Interest Rate%	Maturity Date
Facility A—$ loan Facility A—€ loan	LIBOR +2.00	August 31, 2014
	EURIBOR +2.00	August 31, 2014
Facility B—$ loan	LIBOR +2.00	August 31, 2015
Facility B—€ loan	EURIBOR +2.00	August 31, 2015
Facility C—$ loan	LIBOR +3.25	August 31, 2016
Facility C—€ loan	EURIBOR +3.25	August 31, 2016
Facility D—$ loan	LIBOR +4.25	August 31, 2017